Offerings - Offering: 1	Aug. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.00% Senior Notes
Amount Registered | shares	13,683,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 13,683,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,889.62
Offering Note	(1) The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the “Act”). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-294133 filed on March 9, 2026.